Long Term Debt (Details) - Part 1 ₨ in Millions, $ in Millions									1 Months Ended	12 Months Ended
		Oct. 31, 2022	Apr. 30, 2022	Mar. 31, 2022 INR (₨)	Jan. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Nov. 30, 2021	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2023 USD ($)		Mar. 31, 2021 USD ($)
Long Term Debt (Details) - Part 1 [Line Items]
Minority shareholders amount				₨ 1,118						₨ 1,161		₨ 1,118			$ 14.1
Senior notes raised amount (in Rupees)										30,285
Debt financing costs				1,189						1,010		1,189			12.3
Current portion of debt (in Rupees)				₨ 9,209						9,414	[1]	₨ 9,209			114.5	[1]
Net of discount (in Rupees)	[1]									₨ 1,010					12.3
Number of repayable installments				60						222		60
Net carrying value loan										₨ 7					0.1
Minimum [Member]
Long Term Debt (Details) - Part 1 [Line Items]
Instalments ranging percentage		0.30%	0.163%	1.39%	1.38%	1.23%	1.59%	1.85%	2.50%	1.05%		1.39%
Maximum [Member]
Long Term Debt (Details) - Part 1 [Line Items]
Instalments ranging percentage		0.70%	0.629%	1.97%	1.98%	2.55%	2.44%	1.88%	32.50%	2.45%		1.98%
Foreign currency term loans [Member]
Long Term Debt (Details) - Part 1 [Line Items]
Net carrying value loan										₨ 4,822
Secured Indian Rupee Term Loan Seventeen [Member]
Long Term Debt (Details) - Part 1 [Line Items]
Foreign currency term loan (in Dollars) | $															$ 58.7
3.575% Senior Notes [Member]
Long Term Debt (Details) - Part 1 [Line Items]
Denominated senior percentage				3.575%								3.575%
Debt instrument interest rate, percentage				3.575%								3.575%
Debt financing costs										₨ 408
Repayment of senior notes percentage										5.50%					5.50%
Net carrying value										₨ 30,247					$ 368.0
Number of repayable installments												17
5.5% Senior Notes [Member]
Long Term Debt (Details) - Part 1 [Line Items]
Debt interest rate										3.575%					3.575%
Principal amount payable, description										Notes is payable on a semi-annual basis principal is payable on a semi-annual instalment ranging from 3.4% to 3.8% and balance 67.4% on maturity in August 2026
5.65% Senior Notes [Member]
Long Term Debt (Details) - Part 1 [Line Items]
Denominated senior percentage														5.65%
Debt instrument interest rate, percentage														5.65%
Debt financing costs														₨ 397
Debt interest rate														5.65%
Net carrying value										₨ 28,615					$ 348.2
Current portion of debt (in Rupees)														₨ 24,400
Net of discount (in Rupees)														₨ 7
Net of discount percentage														0.03%
Project S P Vs [Member] | Loan from Export Development Canada and Standard Chartered Bank Singapore Limited [Member]
Long Term Debt (Details) - Part 1 [Line Items]
Debt instrument interest rate, percentage													3.95%				3.95%
Borrowed funds													₨ 6,931				$ 93.0
Number of repayable installments													8
Repayment of loan, commenced date													November 2021

[1]	Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 31, 2023 as per Reserve Bank of India.